Expense Example, No Redemption - Invesco Select Risk Moderate Investor Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	643	839	1,052	1,663	176	545	939	1,837	125	390	676	1,489	90	281	488	1,084	75	233	406	906	66	208	362	810	65	205	357	798